Statements of Income (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Diluted weighted average shares outstanding	10,836,207	17,250,000
Diluted net income per share	$ 0.25	$ 0.27
Class B Common Stock
Diluted weighted average shares outstanding	4,072,688	4,312,500
Diluted net income per share	$ 0.25	$ 0.27